SHARE-BASED COMPENSATION (Details) - shares	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common Shares available for grant under stock option plan		185,144	281,798	173,120
Stock Option Plan 2007
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options authorized as percentage of issued and outstanding common shares	20.00%
Expiration term		10 years	10 years
Common Shares available for grant under stock option plan		185,144	281,798	173,119